Deferred Income Tax Assets and Liabilities - Schedule of Reconciliation Between tax Expense and the Product of the Accounting Profit Multiplied by Peruvian Tax Rate (Details) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation between Tax Expenses and the Product [Abstract]
Profit before income tax	S/ 267,975	S/ 296,187	S/ 245,708
Income tax expense calculated at the statutory income tax rate of 29.5%	(79,053)	(87,375)	(72,484)
Permanent differences
Non-deductible expenses, net	(29,824)	(3,114)	(2,369)
Effect of tax-loss carry forward not recognized	(4,893)	(6,823)	(1,955)
Total income tax	S/ (113,770)	S/ (97,312)	S/ (76,808)